Schedule of Assets (Held at End of Year) Form 5500, Schedule H, Line 4i	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year) Form 5500, Schedule H, Line 4i
Papa John’s International, Inc. 401(k) Plan
Schedule of Assets (Held at End of Year)
Form 5500, Schedule H, Line 4i
EIN: 61-1203323, Plan Number: 001
As of December 31, 2025

(a)	Identity of Issuer, Borrower, Lessor, or Similar Party (b)	Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (c)	Cost (d)**	Current Value (e)
	Common stock:
*	Papa John's International, Inc.	Common Stock		$1,442,629

	Mutual funds:
	Pimco	Pimco Total Return Institutional Fund		1,165,559
	Vanguard Group	Vanguard Target RMT Income INV Fund		220,504
	Vanguard Group	Vanguard Target RMT 2020 INV Fund		1,916,581
	Vanguard Group	Vanguard Target RMT 2025 INV Fund		1,266,586
	Vanguard Group	Vanguard Target RMT 2030 INV Fund		13,136,240
	Vanguard Group	Vanguard Target RMT 2035 INV Fund		5,316,590
	Vanguard Group	Vanguard Target RMT 2040 INV Fund		21,451,041
	Vanguard Group	Vanguard Target RMT 2045 INV Fund		5,744,160
	Vanguard Group	Vanguard Target RMT 2050 INV Fund		15,216,194
	Vanguard Group	Vanguard Target RMT 2055 INV Fund		6,113,113
	Vanguard Group	Vanguard Target RMT 2060 INV Fund		6,765,308
	Vanguard Group	Vanguard Target RMT 2065 INV Fund		1,270,836
	Vanguard Group	Vanguard Target RMT 2070 INV Fund		166,655
	Vanguard Group	Vanguard Equity-Income ADM Fund		2,412,167
	Blackrock Advisors, LLC	Blackrock High Yield Bond K Fund		1,779,909
	Blackrock Advisors, LLC	Ishares US Aggregate Bond Index K Fund		302,888
	Capital Research and Mgmt Co	American FDS US Gov't SEC R6 Fund		473,034
	Vanguard Group	VNGRD RSL 1000 GR IDX INST FD		9,226,633
	Vanguard Group	Vanguard FTSE SOC IDX ADM Fund		465,952
	Vanguard Group	Vanguard Small Cap Growth Index Admiral Fund		1,327,710
	Fidelity Investments	Fidelity Inf-Pro Bond Index FD		543,938
	Fidelity Investments	Fidelity 500 Index Fund		9,076,260
	Vanguard Group	Vanguard EMG MK Stk IDX ADM Fund		1,328,399
	Blackrock Advisors, LLC	Ishares MSCI EAFE Int IDX K Fund		802,502
	John Hancock	John Hancock Disc Val MC R6 FD		1,054,735
	Vanguard Group	Vanguard Small Cap Value Index Admiral Fund		1,433,117
	PGIM Investments, LLC	PGIM Jennison MD CAP GTH R6 FD		2,899,370
				112,875,981
	Pooled separate accounts:
*	Principal Life Insurance Company	Diversified International Separate Account		2,388,059
*	Principal Life Insurance Company	Small-Cap S&P 600 Index Separate Account		739,085
*	Principal Life Insurance Company	Mid-Cap S&P 400 Index Separate Account		1,569,404
*	Principal Life Insurance Company	Capital Appreciation Separate Account		10,059,949

				14,756,497
	Collective trust fund:
*	Principal Global Investors Trust Company	Principal Stable Value Z Fund		2,727,136
				2,727,136

*	Participant Loans***		$—	4,021,764
				$135,824,007

*	Represents party-in-interest to the Plan.
**	Historical cost information is not required for participant-directed investments
***	Interest rates on notes receivable range from 4.25% to 9.50% and maturity dates range from 2026 through 2038.